Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
REVENUES:
Total Revenues	$ 184,802	$ 307,653	$ 2,169,178	$ 917,720
COST OF REVENUES:
Total Cost of Revenues	123,236	180,438	1,263,032	606,639
GROSS PROFIT	61,566	127,215	906,146	311,081
OPERATING EXPENSES:
Salary, wages and payroll taxes	2,024,543	434,578	4,278,401	2,303,386
Research and development		85,777	90,372	373,655
Professional fees	1,602,148	460,773	2,161,897	3,308,940
Selling, general and administrative expenses	355,863	185,372	1,254,772	449,874
Depreciation and amortization	84,702	45,601	272,705	182,156
Total Operating Expenses	4,067,256	1,212,101	8,058,147	6,618,011
LOSS FROM OPERATIONS	(4,005,690)	(1,084,886)	(7,152,001)	(6,306,930)
OTHER INCOME (EXPENSES):
Other income	29,615
Interest income	12,703		30,056	508
Interest expense	(1,645)	(58,974)	(306,516)	(8,227)
Total Other Income (Expenses), net	40,673	(58,974)	(276,460)	(7,719)
NET LOSS	$ (3,965,017)	$ (1,143,860)	$ (7,428,461)	$ (6,314,649)
NET LOSS PER COMMON SHARE:
Basic	$ (0.27)	$ (0.13)	$ (0.70)	$ (0.79)
Diluted	$ (0.27)	$ (0.13)	$ (0.70)	$ (0.79)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic	14,747,185	8,779,825	10,613,270	7,984,743
Diluted	14,747,185	8,779,825	10,613,270	7,984,743
Product [Member]
REVENUES:
Total Revenues	$ 140,600	$ 222,356	$ 1,029,502	$ 622,455
COST OF REVENUES:
Total Cost of Revenues	104,187	148,212	744,009	461,111
Service [Member]
REVENUES:
Total Revenues	44,202	85,297	1,139,676	295,265
COST OF REVENUES:
Total Cost of Revenues	$ 19,049	$ 32,226	$ 519,023	$ 145,528